Pensions and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of defined benefit plans
BP’s most substantial pension liabilities are in the UK, the US and the Eurozone where our mortality assumptions are as follows:

									Years
Mortality assumptions			UK			US			Eurozone
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Life expectancy at age 60 for a male currently aged 60	27.4	27.4	28.0	25.1	25.1	25.7	25.6	25.1	25.0
Life expectancy at age 60 for a male currently aged 40	28.9	29.0	30.0	26.9	26.8	27.5	28.1	27.6	27.6
Life expectancy at age 60 for a female currently aged 60	28.8	28.8	29.5	28.5	28.4	29.3	29.0	29.0	28.9
Life expectancy at age 60 for a female currently aged 40	30.6	30.5	31.9	30.1	30.0	31.0	31.2	31.4	31.3
The assumptions are reviewed by management at the end of each year, and are used to evaluate the accrued benefit obligation at 31 December and pension expense for the following year.

									%
Financial assumptions used to determine benefit obligation			UK			US			Eurozone
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate for plan liabilities	2.9	2.5	2.7	4.1	3.5	3.9	2.0	1.9	1.7
Rate of increase in salaries	3.8	4.1	4.6	3.9	4.1	4.2	3.1	3.0	3.0
Rate of increase for pensions in payment	3.0	2.9	3.0	—	—	—	1.5	1.4	1.5
Rate of increase in deferred pensions	3.0	2.9	3.0	—	—	—	0.5	0.6	0.5
Inflation for plan liabilities	3.1	3.1	3.2	1.5	1.7	1.8	1.7	1.6	1.6
									%
Financial assumptions used to determine benefit expense			UK			US			Eurozone
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate for plan service cost	2.6	2.7	4.0	3.6	4.1	4.2	2.4	2.1	2.7
Discount rate for plan other finance expense	2.5	2.7	3.9	3.5	3.9	4.0	1.9	1.7	2.4
Inflation for plan service cost	3.1	3.2	3.1	1.7	1.8	1.5	1.6	1.6	1.8

Disclosure of fair value of plan assets
The current asset allocation policy for the major plans at 31 December 2018 was as follows:

	UK	US
Asset category	%	%
Total equity (including private equity)	30	40
Bonds/cash (including LDI)	63	60
Property/real estate	7	—
The fair values of the various categories of assets held by the defined benefit plans at 31 December are presented in the table below, including the effects of derivative financial instruments. Movements in the fair value of plan assets during the year are shown in detail in the table on page 176.
24. Pensions and other post-retirement benefits – continued

					$ million
	UKa	USb	Eurozone	Other	Total
Fair value of pension plan assets
At 31 December 2018
Listed equities – developed markets	5,191	1,238	413	306	7,148
– emerging markets	950	63	65	56	1,134
Private equity[c]	2,792	1,495	—	4	4,291
Government issued nominal bonds[d]	4,263	2,072	895	533	7,763
Government issued index-linked bonds[d]	17,491	—	102	—	17,593
Corporate bonds[d]	4,606	2,184	506	243	7,539
Property[e]	2,311	6	57	25	2,399
Cash	376	73	42	83	574
Other	116	64	32	40	252
Debt (repurchase agreements) used to fund liability driven investments	(6,011)	—	—	—	(6,011)
	32,085	7,195	2,112	1,290	42,682
At 31 December 2017
Listed equities – developed markets	9,548	2,158	537	376	12,619
– emerging markets	2,220	220	83	53	2,576
Private equity[c]	2,679	1,461	—	—	4,140
Government issued nominal bonds[d]	2,663	1,777	941	545	5,926
Government issued index-linked bonds[d]	16,177	—	2	—	16,179
Corporate bonds[d]	4,682	2,024	546	272	7,524
Property[e]	2,211	6	71	30	2,318
Cash	390	80	21	98	589
Other	104	53	23	45	225
Debt (repurchase agreements) used to fund liability driven investments	(5,583)	—	—	—	(5,583)
	35,091	7,779	2,224	1,419	46,513
At 31 December 2016
Listed equities – developed markets	11,494	2,283	436	363	14,576
– emerging markets	2,549	220	54	46	2,869
Private equity[c]	2,754	1,442	1	—	4,197
Government issued nominal bonds[d]	489	1,438	821	448	3,196
Government issued index-linked bonds[d]	9,384	—	4	—	9,388
Corporate bonds[d]	4,042	1,732	427	259	6,460
Property[e]	1,970	6	45	28	2,049
Cash	547	105	17	83	752
Other	(68)	90	74	83	179
Debt (repurchase agreements) used to fund liability driven investments	(2,981)	—	—	—	(2,981)
	30,180	7,316	1,879	1,310	40,685

[a]	Bonds held by the UK pension plans are denominated in sterling. Property held by the UK pension plans is in the United Kingdom.

[b]	Bonds held by the US pension plans are denominated in US dollars.
[c] Private equity is valued at fair value based on the most recent third-party net asset valuation.
[d] Bonds held by pension plans are valued using quoted prices in active markets. Where quoted prices are not available, quoted prices for similar instruments in active markets are used.
[e] Properties are valued based on an analysis of recent market transactions supported by market knowledge derived from third-party valuers.

Disclosure of net defined benefit liability (asset)

					$ million
					2018
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	295	299	84	43	721
Past service cost[b]	15	—	9	4	28
Settlement[b]	—	—	17	—	17
Operating charge relating to defined benefit plans	310	299	110	47	766
Payments to defined contribution plans	38	178	5	40	261
Total operating charge	348	477	115	87	1,027
Interest income on plan assets[a]	(868)	(262)	(44)	(45)	(1,219)
Interest on plan liabilities	774	369	136	67	1,346
Other finance (income) expense	(94)	107	92	22	127
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(722)	(256)	(69)	(36)	(1,083)
Change in financial assumptions underlying the present value of the plan liabilities	1,770	945	14	65	2,794
Change in demographic assumptions underlying the present value of the plan liabilities	123	(9)	(42)	7	79
Experience gains and losses arising on the plan liabilities	520	41	(43)	9	527
Remeasurements recognized in other comprehensive income	1,691	721	(140)	45	2,317
Movements in benefit obligation during the year
Benefit obligation at 1 January	31,513	10,820	7,275	1,873	51,481
Exchange adjustments	(1,589)	—	(303)	(113)	(2,005)
Operating charge relating to defined benefit plans	310	299	110	47	766
Interest cost	774	369	136	67	1,346
Contributions by plan participants[c]	21	—	2	7	30
Benefit payments (funded plans)[d]	(1,780)	(597)	(84)	(83)	(2,544)
Benefit payments (unfunded plans)[d]	(6)	(218)	(301)	(17)	(542)
Disposals	—	—	—	(14)	(14)
Remeasurements	(2,413)	(977)	71	(81)	(3,400)
Benefit obligation at 31 December[a] [e]	26,830	9,696	6,906	1,686	45,118
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	35,091	7,779	2,224	1,419	46,513
Exchange adjustments	(1,883)	—	(93)	(73)	(2,049)
Interest income on plan assets[a] [f]	868	262	44	45	1,219
Contributions by plan participants[c]	21	—	2	7	30
Contributions by employers (funded plans)	490	7	88	25	610
Benefit payments (funded plans)[d]	(1,780)	(597)	(84)	(83)	(2,544)
Disposals	—	—	—	(14)	(14)
Remeasurements[f]	(722)	(256)	(69)	(36)	(1,083)
Fair value of plan assets at 31 December[g]	32,085	7,195	2,112	1,290	42,682
Surplus (deficit) at 31 December	5,255	(2,501)	(4,794)	(396)	(2,436)
Represented by
Asset recognized	5,473	418	29	35	5,955
Liability recognized	(218)	(2,919)	(4,823)	(431)	(8,391)
	5,255	(2,501)	(4,794)	(396)	(2,436)
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	5,473	396	(152)	(97)	5,620
Unfunded	(218)	(2,897)	(4,642)	(299)	(8,056)
	5,255	(2,501)	(4,794)	(396)	(2,436)
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(26,612)	(6,799)	(2,264)	(1,387)	(37,062)
Unfunded	(218)	(2,897)	(4,642)	(299)	(8,056)
	(26,830)	(9,696)	(6,906)	(1,686)	(45,118)

[a]
The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.

[b]
Past service costs and settlements have arisen from restructuring programmes and represent charges for special termination benefits representing the increased liability arising as a result of early retirements mostly in the UK and Eurozone.

[c]	Most of the contributions made by plan participants into UK pension plans were made under salary sacrifice.

[d]	The benefit payments amount shown above comprises $3,046 million benefits and $2 million settlements, plus $38 million of plan expenses incurred in the administration of the benefit.

[e]
The benefit obligation for the US is made up of $7,290 million for pension liabilities and $2,406 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $4,328 million for pension liabilities in Germany which is largely unfunded.

[f]	The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.

[g]	The fair value of plan assets includes borrowings related to the LDI programme as described on page 174.
24. Pensions and other post-retirement benefits – continued

					$ million
					2017
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	357	292	85	46	780
Past service cost[b]	12	—	5	(1)	16
Settlement[b]	—	—	13	—	13
Operating charge relating to defined benefit plans	369	292	103	45	809
Payments to defined contribution plans	31	191	7	38	267
Total operating charge	400	483	110	83	1,076
Interest income on plan assets[a]	(845)	(266)	(37)	(48)	(1,196)
Interest on plan liabilities	831	393	121	71	1,416
Other finance (income) expense	(14)	127	84	23	220
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	2,396	826	30	43	3,295
Change in financial assumptions underlying the present value of the plan liabilities	(236)	(514)	336	(47)	(461)
Change in demographic assumptions underlying the present value of the plan liabilities	734	72	—	(23)	783
Experience gains and losses arising on the plan liabilities	91	(40)	(36)	14	29
Remeasurements recognized in other comprehensive income	2,985	344	330	(13)	3,646
Movements in benefit obligation during the year
Benefit obligation at 1 January	29,908	10,533	6,820	1,715	48,976
Exchange adjustments	2,886	—	915	89	3,890
Operating charge relating to defined benefit plans	369	292	103	45	809
Interest cost	831	393	121	71	1,416
Contributions by plan participants[c]	16	—	2	6	24
Benefit payments (funded plans)[d]	(1,903)	(641)	(75)	(89)	(2,708)
Benefit payments (unfunded plans)[d]	(5)	(239)	(302)	(20)	(566)
Acquisitions	—	1	—	—	1
Disposals	—	(1)	(9)	—	(10)
Remeasurements	(589)	482	(300)	56	(351)
Benefit obligation at 31 December[a] [e]	31,513	10,820	7,275	1,873	51,481
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	30,180	7,316	1,879	1,310	40,685
Exchange adjustments	3,048	—	264	72	3,384
Interest income on plan assets[a] [f]	845	266	37	48	1,196
Contributions by plan participants[c]	16	—	2	6	24
Contributions by employers (funded plans)	509	12	87	29	637
Benefit payments (funded plans)[d]	(1,903)	(641)	(75)	(89)	(2,708)
Remeasurements[f]	2,396	826	30	43	3,295
Fair value of plan assets at 31 December[g]	35,091	7,779	2,224	1,419	46,513
Surplus (deficit) at 31 December	3,578	(3,041)	(5,051)	(454)	(4,968)
Represented by
Asset recognized	3,838	260	43	28	4,169
Liability recognized	(260)	(3,301)	(5,094)	(482)	(9,137)
	3,578	(3,041)	(5,051)	(454)	(4,968)
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	3,838	238	(106)	(101)	3,869
Unfunded	(260)	(3,279)	(4,945)	(353)	(8,837)
	3,578	(3,041)	(5,051)	(454)	(4,968)
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(31,253)	(7,541)	(2,330)	(1,520)	(42,644)
Unfunded	(260)	(3,279)	(4,945)	(353)	(8,837)
	(31,513)	(10,820)	(7,275)	(1,873)	(51,481)

[a]
The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.

[b]
Past service costs and settlements have arisen from restructuring programmes and represent charges for special termination benefits representing the increased liability arising as a result of early retirements mostly in the UK and Eurozone.

[c]	Most of the contributions made by plan participants into UK pension plans were made under salary sacrifice.

[d]	The benefit payments amount shown above comprises $3,235 million benefits and $2 million settlements, plus $37 million of plan expenses incurred in the administration of the benefit.

[e]
The benefit obligation for the US is made up of $8,085 million for pension liabilities and $2,735 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $4,586 million for pension liabilities in Germany which is largely unfunded.

[f]	The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.

[g]	The fair value of plan assets includes borrowings related to the LDI programme as described on page 174.
24. Pensions and other post-retirement benefits – continued

					$ million
					2016
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	333	310	76	71	790
Past service cost[b]	17	(24)	7	1	1
Settlement	—	—	9	(1)	8
Operating charge relating to defined benefit plans	350	286	92	71	799
Payments to defined contribution plans	30	194	7	33	264
Total operating charge	380	480	99	104	1,063
Interest income on plan assets[a]	(1,086)	(287)	(47)	(51)	(1,471)
Interest on plan liabilities	1,005	417	159	80	1,661
Other finance (income) expense	(81)	130	112	29	190
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	4,422	330	53	8	4,813
Change in financial assumptions underlying the present value of the plan liabilities	(6,932)	(239)	(622)	4	(7,789)
Change in demographic assumptions underlying the present value of the plan liabilities	430	9	12	(5)	446
Experience gains and losses arising on the plan liabilities	55	(62)	26	15	34
Remeasurements recognized in other comprehensive income	(2,025)	38	(531)	22	(2,496)
[a] The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.
[b] Past service costs have arisen from restructuring programmes and represent a combination of credits as a result of the curtailment in the pension arrangements of a number of employees mostly in the US and charges for special termination benefits representing the increased liability arising as a result of early retirements mostly in the UK and Eurozone. The UK also includes $12 million of cost resulting from benefit harmonization within the primary plan.

Disclosure of sensitivity analysis for actuarial assumptions
A one-percentage point change, in isolation, in certain assumptions as at 31 December 2018 for the group’s plans would have had the effects shown in the table below. The effects shown for the expense in 2019 comprise the total of current service cost and net finance income or expense.

		$ million
	One percentage point
	Increase	Decrease
Discount rate[a]
Effect on pension and other post-retirement benefit expense in 2019	(337)	295
Effect on pension and other post-retirement benefit obligation at 31 December 2018	(6,179)	8,153
Inflation rate[b]
Effect on pension and other post-retirement benefit expense in 2019	227	(187)
Effect on pension and other post-retirement benefit obligation at 31 December 2018	4,919	(4,225)
Salary growth
Effect on pension and other post-retirement benefit expense in 2019	64	(55)
Effect on pension and other post-retirement benefit obligation at 31 December 2018	653	(595)

[a]	The amounts presented reflect that the discount rate is used to determine the asset interest income as well as the interest cost on the obligation.

[b]	The amounts presented reflect the total impact of an inflation rate change on the assumptions for rate of increase in salaries, pensions in payment and deferred pensions.

Disclosure of information about maturity profile of defined benefit obligation
The expected benefit payments, which reflect expected future service, as appropriate, but exclude plan expenses, up until 2028 and the weighted average duration of the defined benefit obligations at 31 December 2018 are as follows:

					$ million
Estimated future benefit payments	UK	US	Eurozone	Other	Total
2019	1,030	787	350	101	2,268
2020	1,036	755	339	97	2,227
2021	1,056	806	331	97	2,290
2022	1,088	749	326	100	2,263
2023	1,120	741	317	98	2,276
2024-2028	5,777	3,476	1,501	498	11,252
					Years
Weighted average duration	17.8	9.5	14.2	13.0